Non-Current Assets - Property, Plant and Equipment, Net - Schedule of Non-Current Assets - Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Current Assets - Property, Plant and Equipment, Net [Line Items]
Non-current assets - property, plant and equipment, Net	$ 81,420	$ 80,547
Computer equipment - at cost [Member]
Schedule of Non-Current Assets - Property, Plant and Equipment, Net [Line Items]
Non-current assets - property, plant and equipment, gross	213,397	191,974
Less: Accumulated depreciation	(185,724)	(171,530)
Non-current assets - property, plant and equipment, Net	27,673	20,444
Office furniture & equipment - at cost [Member]
Schedule of Non-Current Assets - Property, Plant and Equipment, Net [Line Items]
Non-current assets - property, plant and equipment, gross	89,175	87,440
Less: Accumulated depreciation	(40,910)	(34,424)
Non-current assets - property, plant and equipment, Net	48,265	53,016
Machinery & equipment - at cost [Member]
Schedule of Non-Current Assets - Property, Plant and Equipment, Net [Line Items]
Non-current assets - property, plant and equipment, gross	59,582	58,367
Less: Accumulated depreciation	(54,100)	(51,280)
Non-current assets - property, plant and equipment, Net	$ 5,482	$ 7,087